SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Unrecognized tax benefits			$ 0		$ 0
ITHAX ACQUISITION CORP.
Cash equivalents	$ 0		0		0
Assets held-in-trust account					0
IPO transaction costs allocated to warrant liabilities		$ (675,351)	(675,351)
Offering costs	14,006,535		14,006,535
Transaction Costs				$ 14,681,886
Underwriting fees				5,250,000
Deferred underwriting fees payable			9,082,500	9,082,500
Other offering costs				$ 349,386
Unrecognized tax benefits	0		0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		$ 0
Shares subject to forfeiture	787,500		787,500
Federal Depository Insurance Coverage	$ 250,000		$ 250,000
Class A Common Stock | ITHAX ACQUISITION CORP.
Number of warrants to purchase shares issued	12,412,500		12,412,500